Cover Document	Sep. 25, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Sep. 25, 2023
Entity Registrant Name	UNITED NATURAL FOODS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15723
Entity Tax Identification Number	05-0376157
Entity Address, Address Line One	313 Iron Horse Way,
Entity Address, City or Town	Providence,
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02908
City Area Code	401
Local Phone Number	528-8634
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common stock, par value $0.01
Trading Symbol	UNFI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001020859
Amendment Flag	true
Amendment Description	The Company is filing this Form 8-K/A to disclose that on November 28, 2023, the Board appointed Ms. Blake to serve as a member of the Audit Committee and the Nominating and Governance Committee; Mr. Loree to serve as a member of the Audit Committee; and Mr. Pappas to serve as a member of the Compensation Committee and the Nominating and Governance Committee, with each appointment effective immediately. The Board has determined that each of the New Directors is independent pursuant to the New York Stock Exchange listing standards and Rule 10A-3 under the Securities Exchange Act of 1934, as amended.